Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

(5) Property, Plant and Equipment

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Building	12,317	12,317
Office equipment, furniture and fixtures	134,625	141,313
Motor vehicles	11,701	19,694
Leasehold improvements	29,110	36,791
Total	187,753	210,115
Less: Accumulated depreciation	(150,975)	(163,315)
Property, plant and equipment, net	36,778	46,800

No impairment for property, plant and equipment was recorded for the years ended December 31, 2019, 2020 and 2021.